Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and Other Receivables [Abstract]
Trade and Other Receivables
Trade and other receivables as of December 31, 2017 and 2018 are as follows:

		2017
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	7,499,285	(173,583)	—	7,325,702
Other receivables		614,212	(9,199)	(1,743)	603,270

		8,113,497	(182,782)	(1,743)	7,928,972

Non-current assets
Trade receivables		449,191	—	(414)	448,777
Other receivables		1,380,983	(68,809)	(6,154)	1,306,020

		1,830,174	(68,809)	(6,568)	1,754,797

	￦	9,943,671	(251,591)	(8,311)	9,683,769

		2018
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	7,303,065	(215,775)	—	7,087,290
Other receivables		728,560	(20,231)	(2,027)	706,302

		8,031,625	(236,006)	(2,027)	7,793,592

Non-current assets
Trade receivables		415,318	(93)	(448)	414,777
Other receivables		1,496,464	(84,495)	(6,901)	1,405,068

		1,911,782	(84,588)	(7,349)	1,819,845

	￦	9,943,407	(320,594)	(9,376)	9,613,437

Other receivables
Other receivables as of December 31, 2017 and 2018 are as follows:

		2017
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	314,256	(9,199)	—	305,057
Accrued income		54,002	—	—	54,002
Deposits		228,317	—	(1,743)	226,574
Finance lease receivables		13,067	—	—	13,067
Others		4,570	—	—	4,570

		614,212	(9,199)	(1,743)	603,270

Non-current assets
Non-trade receivables		112,983	(59,117)	—	53,866
Accrued income		182	—	—	182
Deposits		331,071	—	(6,154)	324,917
Finance lease receivables		849,554	—	—	849,554
Others		87,193	(9,692)	—	77,501

		1,380,983	(68,809)	(6,154)	1,306,020

	￦	1,995,195	(78,008)	(7,897)	1,909,290

		2018
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	298,587	(19,940)	—	278,647
Accrued income		102,023	—	—	102,023
Deposits		228,466	—	(2,027)	226,439
Finance lease receivables		84,688	(291)	—	84,397
Others		14,796	—	—	14,796

		728,560	(20,231)	(2,027)	706,302

Non-current assets
Non-trade receivables		136,432	(77,475)	—	58,957
Deposits		376,211	—	(6,901)	369,310
Finance lease receivables		898,658	(842)	—	897,816
Others		85,163	(6,178)	—	78,985

		1,496,464	(84,495)	(6,901)	1,405,068

	￦	2,225,024	(104,726)	(8,928)	2,111,370

Aging analysis of trade receivables
Aging analysis of trade receivables as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Trade receivables: (not overdue)	￦	7,698,604	7,419,648

Trade receivables: (overdue, not impaired)		7,117	—

Less than 60 days		7,117	—

Trade receivables: (impairment reviewed)		242,755	298,735

Less than 60 days		—	2,525
60 ~ 90 days		39,070	37,266
90 ~ 120 days		17,502	16,033
120 days ~ 1 year		55,242	46,204
Over 1 year		130,941	196,707

		7,948,476	7,718,383
Less: allowance for doubtful accounts		(173,583)	(215,868)
Less: present value discount		(414)	(448)

	￦	7,774,479	7,502,067

Aging analysis of other receivables
Aging analysis of other receivables as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Other receivables: (not overdue)	￦	1,810,075	2,075,601

Other receivables: (overdue, not impaired)		47,532	—

Less than 60 days		47,532	—

Other receivables: (impairment reviewed)		137,588	149,423

Less than 60 days		—	24,782
60 ~ 90 days		44	1,007
90 ~ 120 days		1,017	10,997
120 days ~ 1 year		11,042	23,991
Over 1 year		125,485	88,646

		1,995,195	2,225,024
Less: allowance for doubtful accounts		(78,008)	(104,726)
Less: present value discount		(7,897)	(8,928)

	￦	1,909,290	2,111,370

Changes in the allowance for doubtful accounts
Changes in the allowance for doubtful accounts for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016		2017		2018
		Trade receivables	Other receivables	Trade receivables	Other receivables	Trade receivables	Other receivables
		In millions of won
Beginning balance	￦	51,956	91,746	71,985	87,661	173,583	78,008
Effect of change in accounting policy		—	—	—	—	6,641	128
Loss allowance as at January 1, 2018 under IFRS 9		—	—	—	—	180,224	78,136
Bad debt expense		38,719	233	126,714	1,778	41,498	17,817
Write-off		(18,939)	(928)	(32,995)	(3,129)	(7,696)	(244)
Reversal		—	(5,489)	—	(2,166)	(1,726)	(143)
Others		249	2,099	7,879	(6,136)	3,568	9,160

Ending balance	￦	71,985	87,661	173,583	78,008	215,868	104,726